Interest-bearing loans and borrowings (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Interest bearing loans and borrowings
Lease liabilities	$ 233		$ 192	$ 188
Current debt	1,660		2,194	1,822
Total current debt and lease liabilities	1,893		2,386	2,010
Non-current liabilities	28,134		17,505	15,730
Lease liabilties	754		489	487
Total non-current debt and lease liabilities	28,888		17,994	16,217
Total borrowings	$ 30,781		20,380	18,227
Notice period to switch loans to compounded secured overnight funding rate	5 days
Current interest-bearing loans and borrowings
Interest bearing loans and borrowings
Secured loans and borrowings	$ 24
Non-current interest-bearing loans and borrowings
Interest bearing loans and borrowings
Secured loans and borrowings	188
Overdrafts
Interest bearing loans and borrowings
Current debt	291		286	146
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Current debt	3		84	8
Bank collateral
Interest bearing loans and borrowings
Current debt	93		288	71
Lease liabilities
Interest bearing loans and borrowings
Lease liabilities	233		192	188
Lease liabilties	$ 754		489	487
2.375% Callable bond due 2020
Interest bearing loans and borrowings
Current debt				1,597
0.25% Callable bond due 2021
Interest bearing loans and borrowings
Current debt			614
Non-current liabilities				559
Interest rate on borrowings	0.25%	0.25%
0.875% Non-callable bond due 2021
Interest bearing loans and borrowings
Current debt			919
Non-current liabilities				837
Total borrowings | €		€ 750
Interest rate on borrowings	0.875%	0.875%
Floating rate notes due 2022
Interest bearing loans and borrowings
Current debt	$ 250
Non-current liabilities			250	250
2.375% Callable bond due 2022
Interest bearing loans and borrowings
Current debt	$ 999
Non-current liabilities			996	996
Interest rate on borrowings	2.375%	2.375%
Other loans (including commercial paper)
Interest bearing loans and borrowings
Current debt	$ 24		3
2.375% Callable bond
Interest bearing loans and borrowings
Interest rate on borrowings	2.375%	2.375%
0.3% Callable bond due 2023
Interest bearing loans and borrowings
Non-current liabilities	$ 1,397
Interest rate on borrowings	0.30%	0.30%
7% Guaranteed debentures
Interest bearing loans and borrowings
Non-current liabilities	$ 320		339	335
Total borrowings	$ 288
Interest rate on borrowings	7.00%	7.00%
2023 floating bank loan due 2023
Interest bearing loans and borrowings
Non-current liabilities	$ 1,998
Floating rate loan due 2023
Interest bearing loans and borrowings
Non-current liabilities	400		400	400
Floating rate loan due 2023 | LIBOR
Interest bearing loans and borrowings
Non-current liabilities	2,000
3.5% Callable bond due 2023
Interest bearing loans and borrowings
Non-current liabilities	$ 848		847	846
Interest rate on borrowings	3.50%	3.50%
0.7% Callable bond due 2024
Interest bearing loans and borrowings
Non-current liabilities	$ 1,598
Interest rate on borrowings	0.70%	0.70%
0.75% Callable bond due 2024
Interest bearing loans and borrowings
Non-current liabilities	$ 1,014		1,102	1,003
Interest rate on borrowings	0.75%	0.75%
2024 Floating bank loan due 2024
Interest bearing loans and borrowings
Non-current liabilities	$ 1,997
3.375% Callable bond due 2025
Interest bearing loans and borrowings
Non-current liabilities	$ 1,988		1,985	1,983
Interest rate on borrowings	3.375%	3.375%
0.7% Callable bond due 2026
Interest bearing loans and borrowings
Non-current liabilities	$ 1,193		1,192
Interest rate on borrowings	0.70%	0.70%
1.2% Callable bond due 2026
Interest bearing loans and borrowings
Non-current liabilities	$ 1,245
Interest rate on borrowings	1.20%	1.20%
3.125% Callable bond due 2027
Interest bearing loans and borrowings
Non-current liabilities	$ 745		744	743
Interest rate on borrowings	3.125%	3.125%
1.25% Callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 896		973	885
Interest rate on borrowings	1.25%	1.25%
1.75% Callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 1,244
Interest rate on borrowings	1.75%	1.75%
4% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 994		993	992
Interest rate on borrowings	4.00%	4.00%
0.375% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 898
Interest rate on borrowings	0.375%	0.375%
1.375% Callable bond due 2030
Interest bearing loans and borrowings
Non-current liabilities	$ 1,292		1,291
Interest rate on borrowings	1.375%	1.375%
2.25% Callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 746
Interest rate on borrowings	2.25%	2.25%
5.75% Non-callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 470		475	457
Interest rate on borrowings	5.75%	5.75%
6.45% Callable bond due 2037
Interest bearing loans and borrowings
Non-current liabilities	$ 2,724		2,722	2,721
Interest rate on borrowings	6.45%	6.45%
4% Callable bond due 2042
Interest bearing loans and borrowings
Non-current liabilities	$ 988		988	987
Interest rate on borrowings	4.00%	4.00%
4.375% Callable bond due 2045
Interest bearing loans and borrowings
Non-current liabilities	$ 980		980	980
Interest rate on borrowings	4.375%	4.375%
4.375% Callable bond due 2048
Interest bearing loans and borrowings
Non-current liabilities	$ 737		737	737
Interest rate on borrowings	4.375%	4.375%
2.125% Callable bond due 2050
Interest bearing loans and borrowings
Non-current liabilities	$ 486		486
Interest rate on borrowings	2.125%	2.125%
3% Callable bond due 2051
Interest bearing loans and borrowings
Non-current liabilities	$ 734
Interest rate on borrowings	3.00%	3.00%
Other loans
Interest bearing loans and borrowings
Non-current liabilities	$ 202		$ 5	$ 19
Floating rate loan due 2024 | LIBOR
Interest bearing loans and borrowings
Non-current liabilities	$ 2,000